As filed with the Securities and Exchange Commission on October 26, 2017
Securities Act File No. 033-38074
Investment Company Act No. 811-06260

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 83	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 81	☒

     (Check appropriate box or boxes)

QUAKER INVESTMENT TRUST
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Address of Principal Executive Offices)
Registrant’s Telephone Number; including Area Code: 1-800-220-8888

Copies of Communications to:
Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and Address of Agent for Service of Process)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
610-455-2299

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 22, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 69 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 4, 2016, and pursuant to Rule 485(a)(2) would have become effective on December 19, 2016.

Post-Effective Amendment No. 72 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 18, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 73 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 74 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 17, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 75 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 14, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 76 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 77 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 9, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 78 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 79 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 4, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 80 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 1, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 81 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 29, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 82 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 27, 2017, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 83 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 22, 2017, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 83 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 83 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Malvern, PA on the 26th day of October, 2017.

QUAKER INVESTMENT TRUST

By: /s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 83 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

	Signature	Title	Date

/s/ Jeffry H. King, Sr.
	Jeffry H. King, Sr.	Chief Executive Officer / Chairman and Trustee	October 26, 2017

/s/ Laurie Keyes
	Laurie Keyes	Treasurer and Trustee	October 26, 2017

/s/James R. Brinton
	James R. Brinton*	Trustee	October 26, 2017

/s/Gary E. Shugrue
	Gary E. Shugrue*	Trustee	October 26, 2017

/s/Warren West
	Warren West*	Trustee	October 26, 2017

/s/Everett T. Keech
	Everett T. Keech*	Trustee	October 26, 2017

*By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr. Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)